Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total Accumulated Other Comprehensive Income (Loss) [Member]	Arcos Dorados Holdings Inc.' Shareholders [Member]	Non Controlling Interests [Member]	Total
Balance at Dec. 31, 2009	$ 226,528	$ 151,018	$ (2,468)	$ 205,366	$ (127,789)	$ 452,655	$ 1,391	$ 454,046
Balance of Common stock shares at Dec. 31, 2009	145,129,780	96,753,186
Net income for the year				106,021		106,021	271	106,292
Other comprehensive income					29,125	29,125	(59)	29,066
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(40,000)		(40,000)		(40,000)
Dividends to non-controlling interests							(209)	(209)
Balance at Dec. 31, 2010	226,528	151,018	(2,468)	271,387	(98,664)	547,801	1,394	549,195
Balance of Common stock shares at Dec. 31, 2010	145,129,780	96,753,186
Net income for the year				115,529		115,529	271	115,800
Other comprehensive income					(49,725)	(49,725)	(519)	(50,244)
Split-off of Axis Business	(27,155)	(18,103)				(45,258)		(45,258)
Split-off of Axis Business, shares	(25,129,780)	(16,753,186)
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(50,027)		(50,027)		(50,027)
Issuance of class A shares in connection with the initial public offering	152,281					152,281		152,281
Issuance of class A shares in connection with the initial public offering, shares	9,529,412
Stock-based compensation related to the 2011 Equity Incentive Plan			8,202			8,202		8,202
Dividends on restricted share units under the 2011 Equity Incentive Plan				(182)		(182)		(182)
Dividends to non-controlling interests							(138)	(138)
Balance at Dec. 31, 2011	351,654	132,915	5,734	336,707	(148,389)	678,621	1,008	679,629
Balance of Common stock shares at Dec. 31, 2011	129,529,412	80,000,000						209,529,412
Net income for the year				114,332		114,332	256	114,588
Other comprehensive income					(10,432)	(10,432)	21	(10,411)
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(50,036)		(50,036)		(50,036)
Stock-based compensation related to the 2011 Equity Incentive Plan			(12,900)			(12,900)		(12,900)
Dividends on restricted share units under the 2011 Equity Incentive Plan				(242)		(242)		(242)
Dividends to non-controlling interests							(118)	(118)
Balance at Dec. 31, 2012	$ 351,654	$ 132,915	$ 18,634	$ 400,761	$ (158,821)	$ 745,143	$ 1,167	$ 746,310
Balance of Common stock shares at Dec. 31, 2012	129,529,412	80,000,000